Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

Jana L. Cresswell
(215) 564-8048
jcresswell@stradley.com
February 2, 2016

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:        The UBS Funds (the “Registrant”)
File No. 811-06637

Ladies and Gentlemen:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended (“1933 Act”), is the registration statement on Form N-14 (“Registration Statement”) of the Registrant.  This Registration Statement is being filed to register Class P shares of the UBS Total Return Bond Fund (the “Bond Fund”), a series of the Registrant, that will be issued to shareholders of Fort Dearborn Income Securities, Inc. (“Fort Dearborn”) in connection with a transfer of all of the assets and liabilities of the Fort Dearborn to the Bond Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.  It is proposed that this filing will become automatically effective on March 3, 2016, pursuant to Rule 488 under the 1933 Act.  A definitive Combined Proxy Statement/Prospectus will be filed and mailed to the Fort Dearborn shareholders shortly thereafter.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

Please direct any inquiries regarding this filing to me at the above referenced telephone number or, in my absence, to Jamie M. Gershkow, Esquire at (215) 564-8543.

Very truly yours,

/s/ Jana L. Cresswell__
Jana L. Cresswell, Esq.

cc:           Tammie Lee, Esq.